Long-term Investments - Schedule of Other Equity Investments (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Other equity investments
Other equity investments	¥ 44,000,000	¥ 45,726,391
EEO Group (Beijing Empower Education Online Co., Ltd. as of December 31, 2019)
Other equity investments
Other equity investments	38,000,000	38,000,000
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Other equity investments
Other equity investments		1,576,391
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Other equity investments
Other equity investments	¥ 6,000,000	6,000,000
Beijing Futou Technology Co., Ltd. ("Futou Technology")
Other equity investments
Other equity investments		¥ 150,000